Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
PGIM Jennison Natural Resources Fund - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 12,232.57	$ 11,353.59	$ 12,231.88	$ 9,900.17	$ 5,768.22	$ 6,151.44	$ 6,909.49	$ 7,449.91	$ 7,024.61	$ 6,652.07	$ 9,450.03
PGIM Jennison Natural Resources Fund - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 12,071.36	11,291.72	12,251.40	9,988.12	5,860.74	6,292.54	7,111.16	7,718.18	7,328.36	6,988.93	9,999.99
PGIM Jennison Natural Resources Fund - CLASS R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 12,659.93	11,782.96	12,722.28	10,323.20	6,027.75	6,437.64	7,247.77	7,836.45	7,401.78	7,025.42	10,000.00
PGIM Jennison Natural Resources Fund - CLASS Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 13,418.75	12,413.39	13,324.53	10,744.82	6,237.45	6,620.29	7,405.86	7,955.62	7,478.49	7,062.02	10,000.01
PGIM Jennison Natural Resources Fund - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 13,576.19	12,546.67	13,455.06	10,840.48	6,285.05	6,665.67	7,450.93	7,995.55	7,505.11	7,072.52	10,000.02
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950.485380664715	24,598.757525359266	22,333.512239907519	26,155.039154417482	18,301.24832813584	16,681.400969214628	14,591.058436592128	13,592.51933472245	10,994.30714188321	10,519.953730900437	10,000
Lipper Global Natural Resources Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Global Natural Resources Index
Account Value	$ 14,624.630649698629	13,346.54391732126	13,458.829307552884	11,334.674314020051	6,804.81186395913	7,807.1148416552342	8,748.1727220706616	9,301.5756554716318	8,713.6772650525254	7,641.2924498924649	10,000
MSCI World ND Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ND Index
Account Value	$ 25,431.028086657057	$ 19,024.040270607351	$ 17,219.235749617324	$ 21,122.421039093118	$ 15,041.79687710044	$ 14,412.732678427234	$ 12,789.303373611629	$ 12,642.912726484503	$ 10,297.65038306251	$ 10,177.124424310885	$ 10,000